UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21921
                                                     ---------

                        Oppenheimer Transition 2015 Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                      Date of reporting period: 11/30/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.8% 1
--------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUND--5.6%
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                           73,326   $        593,208
--------------------------------------------------------------------------------
FIXED INCOME FUND--14.9%
Oppenheimer Core Bond Fund, Cl. Y                    156,820          1,587,016
--------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--15.1%
Oppenheimer International Growth Fund, Cl. Y          34,215          1,098,999
--------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund,
Inc., Cl. A                                           22,369            500,171
                                                               -----------------
                                                                      1,599,170

--------------------------------------------------------------------------------
MONEY MARKET FUND--0.1%
Oppenheimer Institutional Money Market Fund,
Cl. E, 4.98% 2                                        16,351             16,351
--------------------------------------------------------------------------------
U.S. EQUITY FUNDS--64.1%
Oppenheimer Capital Appreciation Fund, Cl.
Y 3                                                   20,204          1,096,225
--------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                   24,201          1,039,175
--------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 3                      49,964          1,048,740
--------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund,
Cl. Y                                                 38,085          1,557,656
--------------------------------------------------------------------------------
Oppenheimer  Value Fund, Cl. Y                        72,290          2,060,274
                                                               -----------------
                                                                      6,802,070

--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $10,413,529)                                      99.8%        10,597,815
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.2             21,395

                                                --------------------------------
NET ASSETS                                             100.0%  $     10,619,210
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS


                      1 | OPPENHEIMER TRANSITION 2015 FUND

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES           GROSS         GROSS              SHARES
                                                         FEBRUARY 28, 2007       ADDITIONS    REDUCTIONS   NOVEMBER 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                         4,867          16,347         1,010              20,204
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y             18,004          58,903         3,581              73,326
Oppenheimer Core Bond Fund, Cl. Y                                   34,629         129,894         7,703             156,820
Oppenheimer Institutional Money Market Fund, Cl. E                      --       5,689,331     5,672,980              16,351
Oppenheimer International Growth Fund, Cl. Y                         8,381          27,518         1,684              34,215
Oppenheimer Main Street Fund, Cl. Y                                  5,720          19,701         1,220              24,201
Oppenheimer MidCap Fund, Cl. Y                                      11,787          40,696         2,519              49,964
Oppenheimer Quest International Value Fund, Inc., Cl. A              5,314          18,178         1,123              22,369
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                      9,265          30,727         1,907              38,085
Oppenheimer Value Fund, Cl. Y                                       17,516          58,405         3,631              72,290

                                                                                                DIVIDEND            REALIZED
                                                                                     VALUE        INCOME                LOSS
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                 $   1,096,225   $        --      $        1,757
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                            593,208            --                 596
Oppenheimer Core Bond Fund, Cl. Y                                                1,587,016        37,084                 904
Oppenheimer Institutional Money Market Fund, Cl. E                                  16,351         2,016                  --
Oppenheimer International Growth Fund, Cl. Y                                     1,098,999         1,504               1,669
Oppenheimer Main Street Fund, Cl. Y                                              1,039,175            --               1,896
Oppenheimer MidCap Fund, Cl. Y                                                   1,048,740            --               2,202
Oppenheimer Quest International Value Fund, Inc., Cl. A                            500,171           328               1,243
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                  1,557,656            --               3,905
Oppenheimer Value Fund, Cl. Y                                                    2,060,274            --               4,997
                                                                             ------------------------------------------------
                                                                             $  10,597,815   $     40,932     $       19,169
                                                                             ================================================

2. Rate shown is the 7-day yield as of November 30, 2007.

3. Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market


                      2 | OPPENHEIMER TRANSITION 2015 FUND

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $  10,413,529
                                   ==============

Gross unrealized appreciation      $     219,835
Gross unrealized depreciation            (35,549)
                                   --------------
Net unrealized appreciation        $     184,286
                                   ==============


                      3 | OPPENHEIMER TRANSITION 2015 FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2015 Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008